Early Deposit Mineral Stream Interests	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Early Deposit Mineral Stream Interests
12.	Early Deposit Mineral Stream Interests

Early deposit mineral stream interests represent agreements relative to early stage development projects whereby Wheaton can choose not to proceed with the agreement once certain documentation has been received including, but not limited to, feasibility studies, environmental studies and impact assessment studies (please see Note 26 for more information). Once Wheaton has elected to proceed with the agreement, the carrying value of the stream will be transferred to Mineral Stream Interests.

The following table summarizes the early deposit mineral stream interests currently owned by the Company:

						Attributable Production to be Purchased
Early Deposit Mineral Stream Interests	Mine Owner	Location of Mine	Upfront Consideration Paid to Date [1]	Upfront Consideration to be Paid 1, [2]	Total Upfront Consideration¹	Gold		Silver		Term of Agreement

Toroparu	Sandspring	Guyana	$15,500	$138,000	$153,500	10%		50%		Life of Mine

Cotabambas	Panoro	Peru	7,000	133,000	140,000	25%	³	100%	³	Life of Mine

Kutcho	Kutcho	Canada	7,000	58,000	65,000	100%	[4]	100%	[4]	Life of Mine

			$29,500	$329,000	$358,500

1)	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
2)	Please refer to Note 26 for details of when the remaining upfront consideration to be paid becomes due.
3)

Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production to be purchased will decrease to 66.67% of silver production and 16.67% of gold production for the life of mine.

4)	Once 51,000 ounces of gold and 5.6 million ounces of silver have been delivered to Wheaton, the stream will decrease to 66.67% of gold and silver production for the life of mine.